Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS

35. RELATED PARTY TRANSACTIONS

Transactions with subsidiaries

The Company and its subsidiaries regularly engage in inter-group transactions. These transactions include the purchase and sale of satellite services and communications equipment, providing and receiving network and call centre services, access to orbital slots and management services. The transactions have been entered into over the normal course of operations. Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and therefore have not been disclosed.

Compensation of executives and Board level directors

For the years ended December 31,	2021	2020	2019
Short-term benefits (including salaries)	$15,465	$13,058	$11,051
Special payments(1)	597	710	948
Post-employment benefits	2,514	2,180	2,773
Share-based payments	73,090	12,373	15,649
	$91,666	$28,321	$30,421

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(1)      Balance relates to the special cash distribution effective January 25, 2017.

Key management personnel — stock options

In January 2019, 40,269 share appreciation rights were exercised by a member of key management personnel for 14,846 Non-Voting Participating Preferred Shares, on a net settlement basis.

In December 2019, 66,667 RSUs were settled in exchange for 30,980 Non-Voting Participating Preferred Shares, on a net settlement basis.

In December 2020, 66,667 RSUs were settled in exchange for 30,980 Non-Voting Participating Preferred Shares, on a net settlement basis.

In December 2020, Telesat issued 650,000 time-vesting options to certain key management personnel, which vest over a five-year period.

In April 2021, 6,197,776 issued and outstanding, vested and unvested stock options were cancelled. This resulted in a non-cash operating expense recorded in the year ended December 31, 2021 of $8.5 million.

In April 2021, the Company approved the adoption of an RSU plan. A total of 3,660,000 Non-Voting Participating Preferred Shares are reserved for issuance upon vesting of the RSUs awarded under the RSU Plan, provided that the aggregate number of Non-Voting Participating Preferred Shares issuable under the RSU Plan (and under all other share compensation arrangements) does not exceed 10% of the total number of Non-Voting Participating Preferred Shares outstanding from time to time (on a non-diluted basis). A total of 3,530,000 RSUs were issued in connection with the plan.

Transactions with related parties

The Company and certain of its subsidiaries regularly engage in transactions with related parties. The Company’s related parties included Loral and Red Isle until November 18, 2021 at which point under the Transaction Agreement Loral became a fully consolidated subsidiary (Note 35). Any transactions entered into with Loral have been entered into over the normal course of operations. Following the Transaction Agreement related parties included Red Isle and MHR. There were no transactions or balances with Red Isle or MHR during any of the years presented.

There were no transactions with Telesat Corporation during any of the years presented. As at December 31, 2021, there was an amount receivable from Telesat Corporation in the amount of $3.6 million.

During the years presented below, and prior to the close of the Transaction, the Company and its subsidiaries entered into the following transactions with Loral.

Sale of goods and services

For the years ended December 31,	2021	2020	2019
Revenue	$105	$133	$133

Purchase of goods and services

For the years ended December 31,	2021	2020	2019
Operating expenses	$5,230	$6,712	$6,645

As at December 31, 2020, there was an amount payable to Loral in the amount of $0.1 million.

The amounts outstanding were unsecured and were settled in cash.

Other related party transactions

The Company funds certain defined benefit pension plans. Contributions made to the plans for the year ended December 31, 2021 were $5.1 million (December 31, 2020 — $5.5 million).